Restricted Cash, Deposits and Marketable Securities (Schedule of Restricted Cash) (Details) € in Thousands, $ in Thousands		Jun. 30, 2021 EUR (€)		Jun. 30, 2021 USD ($) [2]	Dec. 31, 2020 EUR (€)
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Marketable securities		€ 0	[1]	$ 0	€ 1,761	[1]
Short-term restricted cash		4,216	[3]	5,011	0	[3]
Short-term deposits		0	[4]	0	8,113	[4]
Long-term restricted non-interest bearing bank deposits	[3]	617			2,138
Restricted cash, long-term bank deposits	[3]	5,406			7,793
Long-term restricted cash and deposits		€ 6,023		$ 7,159	€ 9,931

[1]	The Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float. The Company sold all of its Marketable securities in 2021.
[2]	Convenience translation into US$ (exchange rate as at June 30, 2021: EUR 1 = US$ 1.189)
[3]	Bank deposits used to secure obligations under loan agreements.
[4]	Bank deposits with annual interest rate as of December 31, 2020 of 0.27%.